Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2015
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers.
Navios Acquisition was incorporated in the Republic of the Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering (“IPO”). On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
In November 2014, Navios Maritime Midstream Partners L.P. (“Navios Midstream”), a company formed as a subsidiary of Navios Acquisition, completed an IPO of its units in the United States and is listed on the NYSE.
In connection with the IPO of Navios Midstream, the Company sold all of the outstanding shares of capital stock of four of its vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net proceeds from the IPO amounting to $110,403; (ii) $104,451 of the $126,000 of borrowings under Navios Midstream's new credit facility; (iii) 9,342,692 subordinated units and 1,242,692 common units; and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream, to the general partner of Navios Midstream.
Following the IPO, the Company concluded that it does not hold a controlling financial interest in Navios Midstream and deconsolidated the vessels sold as of the IPO date. (Refer to Note 8, “Investment in affiliates”).
In June 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste and the C. Dream from Navios Acquisition for an aggregate purchase price of $100,000. The aggregate purchase price consisted of 1,592,920 of Subordinated Series A Units, issued to Navios Acquisition and $73,000 cash consideration.
As of December 31, 2015, Navios Maritime Holdings Inc. (“Navios Holdings”) had 43.6% of the voting power and 46.6% of the economic interest in Navios Acquisition.
As of December 31, 2015, Navios Acquisition had outstanding: 149,782,990 shares of common stock (which included 650,000 shares of puttable common stock), 3,000 shares of Series A Convertible Preferred Stock and 1,000 shares of Series C Convertible Preferred Stock issued to Navios Holdings.